RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 20 – RELATED PARTY TRANSACTIONS

Related Party Receivable

Prior to its spinoff as a separate entity and the closing of the Merger on November 5, 2021, the Company operated as a division of MTI, an entity in which the Company’s CEO had a controlling financial interest and in which he was CEO and Chairman. After the spinoff transaction and Merger on November 5, 2021, the Company processed and disbursed payroll and related compensation benefits for 11 employees who provided services only to MTI and rent costs for facilities utilized by MTI pursuant to a Transition Services Agreement (“TSA”). The terms of the TSA required MTI to repay monthly the amounts advanced by the Company, with penalties calculated at the lower of the prime rate plus 1% or the maximum rate under applicable law charged on the unpaid amounts. The terms of the TSA did not provide for any other payment processing service fee from MTI to the Company except the interest fee on overdue advance balances.

On March 31, 2023, the Company converted approximately $1.4 million of these advances to MTI to a note receivable from MTI. The note bore interest at 10% per year and would mature on March 31, 2025, with a default rate of 15% per annum. By the end of the 2023 fiscal year, the note principal had been increased by an additional $0.4 million. The Company incurred approximately $2.5 million and $2.1 million of disbursements on behalf of MTI and charged penalties and interest in amounts of approximately $238 thousand and $179 thousand by December 31, 2023, and September 30, 2023, respectively. Remaining advances, notes, and interest receivable as of September 30, 2023 were presented within non-current assets of the consolidated balance sheets.

On January 16, 2024, the Company terminated the Transition Services Agreement between the Company and Mullen Technologies, Inc., and received a cash payment in full settlement of all outstanding amounts (including outstanding notes receivable, advances, and related interest and penalties) of approximately $2.7 million.

Director Provided Services

For the three months ended June 30, 2024, our non-employee directors earned compensation for service on our Board of Directors and associated committees for $106 thousand in cash and $176 thousand in shares of common stock (for the nine months ended June 30, 2024 - $331 thousand in cash and $563 thousand in shares of common stock).

In addition, the following non-employee directors were engaged in certain other consulting contracts with the Company:

William Miltner

William Miltner is a litigation attorney who provides legal services to the Company. Mr. Miltner is also an elected Director of the Company. For the three and nine months ended June 30, 2024, Mr. Miltner, for services rendered, was entitled to $249 thousand and $955 thousand, respectively. Mr. Miltner has been providing legal services to us since 2020.

Mary Winter

Mary Winter, Corporate Secretary and Director, is compensated for Corporate Secretary responsibilities at $5 thousand per month. For the three and nine months ended June 30, 2024, Ms. Winter is entitled to $15 thousand and $45 thousand in consulting fees, respectively.

NOTE 20 – RELATED PARTY TRANSACTIONS

Correction of Related Party Disclosures

Subsequent to the issuance of the Company’s consolidated financial statements for fiscal year ended September 30, 2022, management was informed by the Company’s current independent auditor that it needed to provide additional disclosures pertaining to its advances to Mullen Technologies, Inc. (“MTI”) of approximately $1.2 million for fiscal year ended September 30, 2022, which were made under the Transition Services Agreement dated May 12, 2021 between the Company and MTI (the “TSA”).

First, Note 19 to the consolidated financial statements for the year ended September 30, 2022 should have disclosed that the Company’s CEO was also the CEO, Board Chairman and controlling owner of MTI. As of September 30, 2022, approximately $1.2 million of the receivable from related party MTI was past due and outstanding.

Second, Note 19 to the consolidated financial statements for fiscal year ended September 30, 2022, misdescribed the Company’s services to MTI as “management and accounting services at cost”. The proper disclosure should have been described as the processing and disbursement of payroll and related costs for 11 employees that provided services only to MTI, as well as the payment of rent for a facility utilized by MTI’s business during the fiscal year ended September 30, 2022. Pursuant to Article III of the TSA, MTI is obligated to pay monthly to the Company certain allocated costs, without mark-up, and covered taxes related to the services provided; however, such payments were not made to the Company during the year ended September 30, 2022. In addition, late monthly payments accrue interest at a rate per annum equal to the lower of the prime rate plus 1% or the maximum rate under applicable law. Interest on the unpaid receivable balance from related party MTI of approximately $0.1 million was not accrued and was not included in the September 30, 2022 balance of the receivable of approximately $1.2 million.

In accordance with Staff Accounting bulletin (“SAB”) No. 99, “Materiality,” and SAB No. 108, “Considering the Effects of Prior year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the errors to its related party disclosures regarding its advance receivable from MTI and determined that the related impact did not materially misstate its previously issued consolidated financial statements and related notes for fiscal year ended September 30, 2022. Although the Company concluded that the errors described above were not material to its previously issued financial statements, the Company has determined it is appropriate to correct the related party disclosures in the comparative disclosures below in this Note 20 to the consolidated financial statements for the fiscal years ended September 30, 2023 and 2022.

Related Party Note Receivable

Prior to its spinoff as a separate entity and the closing of the Merger on November 5, 2021, the Company operated as a division of MTI, an entity in which the Company’s CEO had a controlling financial interest and of which he was CEO and Chairman during the fiscal years ended September 30, 2023 and 2022.

Subsequent to the spinoff transaction and Merger on November 5, 2021, the Company processed and disbursed payroll and related compensation benefits for 11 employees that provided services only to MTI and rent costs for facilities utilized by MTI pursuant to the TSA. The terms of the TSA require MTI to repay monthly the amounts advanced by the Company, with the lower of the prime rate plus 1% or the maximum rate under applicable law charged on the unpaid amounts. The terms of the TSA do not provide for any other payment processing service fee from MTI to the Company except the interest fee on overdue advance balances. The Company incurred approximately $1.2 million and $0.9 million of disbursements on behalf of MTI during the years ended September 30, 2022 and 2023, respectively. No amounts have been collected for the funds advanced through September 30, 2023.

On March 31, 2023, the Company converted approximately $1.4 million of these advances to MTI to a note receivable from MTI. The note bears interest at 10% per year and matures on March 31, 2025 with a default rate of 15% per annum. By the end of the 2023 fiscal year, the note principal has been increased by additional $0.4 million. Remaining advances, note and interest receivable as at September 30 2023 and 2022 are presented within non-current assets of the consolidated balance sheets.

The following table summarizes the activity for the Company’s advances receivable from related party MTI:

	Advances	Interest on advances	Note	Interest on note	Total
Balance, September 30, 2021	-	-	-	-	-
Additions	1,232,387	-	-	-	1,232,387
Repayments	-	-	-	-	-
Balance, September 30, 2022	1,232,387	-	-	-	1,232,387
Additions	392,954	-	446,091	-	839,045
Conversion	(1,388,405)	-	1,388,405	-	-
Accrued interest	-	91,030	-	88,027	179,057
Repayments	-	-	-	-	-
Balance, September 30, 2023	236,936	91,030	1,834,496	88,027	2,250,489

On January 16, 2023, the Company terminated the TSA with MTI, and received payment in full from MTI in settlement of all then receivable amounts outstanding (refer to Note 22 - Subsequent events).

Director Provided Services

For the fiscal year ended September 30, 2023, our non-employee directors have earned compensation for service on our Board of Directors and Committees of our Board of Directors in amount of $287,000 in cash and $487,500 in shares of common stock. In addition, the following non-employee directors were engaged in certain other consulting contracts with the Company:

William Miltner

William Miltner is a litigation attorney who provides legal services to Mullen Automotive and its subsidiaries. Mr. Miltner also is an elected Director for the Company, beginning his term in August 2021. For the fiscal year ending September 30, 2023, Mr. Miltner received $1,058,105 for services rendered. Mr. Miltner has been providing legal services to us since 2020.

Mary Winter

On October 26, 2021, the Company entered into a consulting agreement with Mary Winter, Corporate Secretary and Director, to compensate for Corporate Secretary Services and director responsibilities for the period from October 1, 2021 to September 30, 2023, in the amount of $60,000 annually or $5,000 per month. As of September 30, 2023, Ms. Winter has received $60,000 in consulting payments.